Fair Value Measurements - fair value measurements of the Fund's investments (Details)	Jun. 30, 2023 USD ($)
Fair Value Measurements
Debt Investments	$ 935,310,172
Money Market Funds	2,771,624
Total Assets	938,081,796
Level 1
Fair Value Measurements
Money Market Funds	2,771,624
Total Assets	2,771,624
Level 3
Fair Value Measurements
Debt Investments	935,310,172
Total Assets	$ 935,310,172